UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07567

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

(Exact name of Registrant as specified in charter)
One Lincoln Street
4th Floor
Boston, MA 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for	Copy to:
Service)

Nancy L. Conlin, Secretary Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 5th Floor CPH 0326 Boston, Massachusetts 02116	Philip H. Newman, Esq. Goodwin Procter LLP Exchange Place Boston, Massachusetts 02109
Registrant’s telephone number, including area code: (617) 662-3966
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

Item 1: Reports to Shareholders.

STATE STREET NAVIGATOR
SECURITIES LENDING PRIME
PORTFOLIO
SEMI-ANNUAL REPORT
JUNE 30, 2009

EXPENSE EXAMPLE
As a shareholder of the State Street Navigator Securities Lending Prime Portfolio (the “Fund”), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2009 to June 30, 2009.
The table below illustrates your Fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the actual return of the Fund, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

•	Based on hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Six Months Ended June 30, 2009

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During
	January 1, 2009	June 30, 2009	Period *
Based on Actual Fund Return	$1,000.00	$1,006.10	$0.20

Based on Hypothetical (5%return before expenses)	$1,000.00	$1,024.60	$0.20

*	The calculations are based on expenses incurred in the most recent fiscal period of the Fund. The annualized average weighted expense ratio as of June 30, 2009 was 0.04%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six month period, then divided by the number of days in the most recent 12 month period.

STATE STREET NAVIGATOR SECURITIES LENDING PORTFOLIO
Portfolio Statistics (Unaudited)
June 30, 2009

Portfolio Composition By Investment Type*	June 30, 2009

Yankee Certificates of Deposit	38.65%
Repurchase Agreements	28.92%
Commercial Paper	14.23%
Eurodollar Certificates of Deposit	8.52%
Bank Notes	7.73%
Medium Term Notes	2.67%
Liabilities in Excess of Assets	(0.72)%

Total	100.00%

Portfolio Composition By Rating*	June 30, 2009

A-1+	44.33%
A-1	27.48%
Repurchase Agreements (A-1)	28.91%
Liabilities in Excess of Assets	(0.72)%

Total	100.00%

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.
The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2009 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	COMMERCIAL PAPER — 14.23%
	Bank Domestic — 4.75%
P-1, A-1	JPMorgan Chase Funding, Inc. (a)	0.350%	07/13/2009	$300,000,000	$299,965,000
P-1, A-1	JPMorgan Chase Funding, Inc. (a)	0.500%	11/16/2009	300,000,000	299,425,000

					599,390,000

	Bank Foreign — 7.34%
P-1, A-1+	Banco Bilbao Vizcaya Argentaria/London (a)	0.900%	11/16/2009	178,000,000	177,385,900
P-1, A-1+	Banco Bilbao Vizcaya Argentaria/London (a)	1.000%	11/16/2009	250,000,000	249,041,666
P-1, A-1+	DnB NOR Bank ASA (a)	0.640%	12/03/2009	200,000,000	199,448,889
P-1, A-1	Societe Generale	0.800%	07/08/2009	150,000,000	149,976,667
P-1, A-1+	Westpac Banking Corp. (a)	0.540%	07/09/2009	150,000,000	149,982,000

					925,835,122

	Finance Non-Captive Diversified — 2.14%
P-1, A-1+	General Electric Co.	0.350%	09/22/2009	135,000,000	134,891,062
P-1, A-1+	General Electric Co.	0.350%	09/24/2009	135,000,000	134,888,438

					269,779,500

	TOTAL COMMERCIAL PAPER				1,795,004,622

	YANKEE CERTIFICATES OF DEPOSIT — 38.65%
	Bank Foreign — 38.65%
P-1, A-1+	Banco Bilbao Vizcaya	0.875%	07/09/2009	150,000,000	150,000,166
P-1, A-1+	Bank of Nova Scotia	0.590%	07/06/2009	200,000,000	200,000,000
P-1, A-1+	Bank of Nova Scotia	0.640%	11/13/2009	100,000,000	100,000,000
P-1, A-1+	Barclays Bank PLC	1.150%	07/08/2009	100,000,000	100,000,000
P-1, A-1+	Barclays Bank PLC	1.163%	11/13/2009	300,000,000	300,000,000
P-1, A-1+	BNP Paribas (NY Branch)	0.930%	08/10/2009	150,000,000	150,000,000
P-1, A-1+	BNP Paribas (NY Branch)	0.560%	12/15/2009	450,000,000	450,000,000
P-1, A-1+	Calyon NY Branch	0.450%	10/15/2009	175,000,000	175,000,000
P-1, A-1+	Calyon NY Branch	0.750%	11/16/2009	125,000,000	125,000,000
P-1, A-1+	Calyon NY Branch	0.650%	11/19/2009	225,000,000	225,000,000
P-1, A-1	Deutsche Bank AG NY	0.620%	07/08/2009	150,000,000	150,000,000
P-1, A-1	Lloyds Bank PLC (NY Branch)	0.930%	08/06/2009	250,000,000	250,000,000
P-1, A-1	Lloyds Bank PLC (NY Branch)	0.840%	08/13/2009	100,000,000	100,000,000
P-1, A-1	Lloyds Bank PLC (NY Branch)	0.830%	08/18/2009	150,000,000	150,000,000
P-1, A-1	Lloyds Bank PLC (NY Branch)	0.835%	10/05/2009	150,000,000	150,000,000
P-1, A-1+	Rabobank Nederland NY	0.700%	07/07/2009	125,000,000	125,000,000
P-1, A-1+	Rabobank Nederland NY	0.470%	11/05/2009	200,000,000	200,000,000
P-1, A-1	Royal Bank of Scotland PLC	1.220%	07/23/2009	200,000,000	200,000,000
P-1, A-1	Royal Bank of Scotland PLC	1.040%	08/04/2009	150,000,000	150,000,000
P-1, A-1	Societe Generale	0.700%	07/15/2009	200,000,000	200,000,000
P-1, A-1	Societe Generale	0.940%	08/20/2009	150,000,000	150,000,000
P-1, A-1+	Svenska Handelsbanken	0.705%	07/08/2009	150,000,000	150,000,146
The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS – (Continued)
June 30, 2009 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	YANKEE CERTIFICATES OF DEPOSIT — (Continued)
	Bank Foreign — (Continued)
P-1, A-1+	Svenska Handelsbanken	0.700%	07/09/2009	$200,000,000	$200,000,000
P-1, A-1+	Svenska Handelsbanken	0.750%	10/15/2009	75,000,000	75,000,000
P-1, A-1+	Svenska Handelsbanken	0.420%	10/26/2009	100,000,000	100,000,000
P-1, A-1+	Toronto-Dominion	0.500%	07/14/2009	100,000,000	100,000,000
P-1, A-1+	Toronto-Dominion	0.500%	07/15/2009	450,000,000	450,000,000

	TOTAL YANKEE CERTIFICATES OF DEPOSIT				4,875,000,312

	EURODOLLAR CERTIFICATES OF DEPOSIT — 8.52%
	Bank Foreign — 8.52%
P-1, A-1+	ING Bank Amsterdam	1.110%	07/14/2009	100,000,000	100,000,000
P-1, A-1+	ING Bank Amsterdam	0.730%	11/09/2009	250,000,000	250,000,000
P-1, A-1+	ING Bank Amsterdam	0.750%	11/16/2009	125,000,000	125,000,000
P-1, A-1+	ING Bank Amsterdam	0.810%	12/01/2009	100,000,000	100,000,000
P-1, A-1+	National Australia Bank	0.600%	07/16/2009	200,000,000	200,000,000
P-1, A-1+	National Australia Bank	0.473%	08/07/2009	300,000,000	300,000,770

	TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT				1,075,000,770

	BANK NOTES — 7.73%
	Bank Domestic — 7.73%
P-1, A-1	Bank of America NA (b)	0.861%	08/25/2009	300,000,000	300,000,000
P-1, A-1	Bank of America NA (b) (c)	1.397%	10/03/2009	675,000,000	675,000,000

	TOTAL BANK NOTES				975,000,000

	MEDIUM TERM NOTES — 2.67%
	Bank Foreign — 1.92%
P-1, A-1	Royal Bank of Scotland PLC (b) (c)	1.029%	10/09/2009	242,000,000	242,000,000

	Finance Non-Captive Diversified — 0.75%
P-1, A-1+	General Electric Capital Corp. (b)	0.355%	09/24/2009	95,000,000	95,000,000

	TOTAL MEDIUM TERM NOTES				337,000,000

	REPURCHASE AGREEMENTS — 28.92%
P-1, A-1	Agreement with Bank of America and The Bank of New York Mellon (Tri- Party), dated 06/30/09 (collateralized by various U.S. Government Obligations, 1.875% - 6.000% due 04/30/14 - 09/20/38 valued at $1,171,723,028); proceeds $1,148,750,553,	0.080%	07/01/2009	1,148,748,000	1,148,748,000
The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS – (Continued)
June 30, 2009 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	REPURCHASE AGREEMENTS — (Continued)
P-1, A-1	Agreement with Barclays Capital and The Bank of New York Mellon (Tri- Party), dated 06/30/09 (collateralized by a U.S. Treasury Note, 7.500% due 11/15/24 valued at $255,000,130); proceeds $250,000,069,	0.010%	07/01/2009	$250,000,000	$250,000,000
P-1, A-1	Agreement with Barclays Capital and The Bank of New York Mellon (Tri- Party), dated 06/30/09 (collateralized by various U.S. Government Obligations, 1.149% - 5.000% due 02/25/38 - 03/15/39 valued at $255,000,001); proceeds $250,000,556,	0.080%	07/01/2009	250,000,000	250,000,000
P-1, A-1	Agreement with BNP Paribas and The Bank of New York Mellon (Tri- Party), dated 06/30/09 (collateralized by U.S. Treasury Notes, 6.000% - 6.875% due 08/15/25 - 02/15/26 valued at $306,000,047); proceeds $300,000,083,	0.010%	07/01/2009	300,000,000	300,000,000
P-1, A-1	Agreement with BNP Paribas and The Bank of New York Mellon (Tri- Party), dated 06/30/09 (collateralized by various U.S. Government Obligations, 4.000% - 10.000% due 03/01/10 - 09/01/48 valued at $510,000,001); proceeds $500,000,694,	0.050%	07/01/2009	500,000,000	500,000,000
P-1, A-1	Agreement with Citigroup and The Bank of New York Mellon (Tri- Party), dated 06/30/09 (collateralized by various U.S. Government Obligations, 2.750% - 7.500% due 09/01/17 - 05/01/48 valued at $510,000,000); proceeds $500,001,389,	0.100%	07/01/2009	500,000,000	500,000,000
P-1, A-1	Agreement with Goldman Sachs and The Bank of New York Mellon (Tri- Party), dated 06/30/09 (collateralized by various U.S. Government Obligations, 5.000% - 6.500% due 11/01/24 - 11/01/38 valued at $510,000,001); proceeds $500,000,694,	0.050%	07/01/2009	500,000,000	500,000,000
The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS – (Continued)
June 30, 2009 (Unaudited)

	Name of Issuer	Interest	Maturity	Principal	Amortized
Rating*	and Title of Issue	Rate	Date	Amount	Cost
	REPURCHASE AGREEMENTS — (Continued)
P-1, A-1	Agreement with Morgan Stanley and The Bank of New York Mellon (Tri- Party), dated 06/30/09 (collateralized by U.S. Treasury Notes, 0.000% - 4.375% due 08/27/09 - 02/15/38 valued at $201,995,812); proceeds $198,000,165,	0.030%	07/01/2009	$198,000,000	$198,000,000

	TOTAL REPURCHASE AGREEMENTS				3,646,748,000

	TOTAL INVESTMENTS (d) †— 100.72%				$12,703,753,704
	LIABILITIES IN EXCESS OF ASSETS — (0.72)%				(90,964,942)

	NET ASSETS — 100.00%				$12,612,788,762

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 10.90% of net assets as of June 30, 2009.

(b)	Floating Rate Note — Interest rate shown is rate in effect at June 30, 2009. Date disclosed is the next interest rate reset date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.27% of net assets as of June 30, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by FAS 157.

†	See Note 2 of the Notes to financial statements.

*	Moody’s rating, Standard & Poor’s rating.
The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2009 (Unaudited)
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Fund’s investments. FAS 157 established a three tier hierarchy of inputs to establish a classification of fair value measurements and disclosure. The three tier hierarchy of inputs is summarized below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s assets carried at fair value:

Investments in
Valuation Inputs	Securities

Level 1 – Quoted Prices	$—

Level 2 – Other Significant Observable Inputs	12,703,753,704

Level 3 – Significant Unobservable Inputs	—

Total	$12,703,753,704

In April 2009, the FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s investments by category.
The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

Assets:
Investments in securities, at amortized cost	$9,057,005,704
Repurchase agreements, at amortized cost	3,646,748,000

Total Investments	12,703,753,704
Cash	427
Interest receivable	9,187,382
Prepaid expenses and other assets	445,789

Total Assets	12,713,387,302

Liabilities:
Payable for investments purchased	100,000,000
Dividend payable	232,109
Advisory fee payable	177,500
Administration fee payable	81,671
Custodian fee payable	36,295
Transfer agent fee payable	31,420
Other accrued expenses and liabilities	39,545

Total Liabilities	100,598,540

Net Assets	$12,612,788,762

Net assets consist of:
Capital stock, $0.001 par value; 12,608,272,807 shares issued and outstanding	$12,608,273
Capital paid in excess of par	12,595,670,976
Accumulated net realized gain on investments	4,509,513

Net Assets	$12,612,788,762

Net asset value, offering, and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$75,278,705

Expenses:
Advisory fee	1,107,819
Administration fee	478,035
Custodian fee	231,083
Transfer agent fee	94,956
Insurance expense	189,233
Trustees fee	62,252
Legal fee	38,084
Audit fee	24,459
Miscellaneous expense	16,830

Total expenses	2,242,751

Net investment income	73,035,954

Net Realized Gain on Investments:
Net realized gain on investments	4,509,513

Net increase in net assets resulting from operations	$77,545,467

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
From Operations:
Net investment income	$73,035,954	$1,503,918,699
Net realized gain on investments	4,509,513	5,986,265
Contribution from State Street (See Note 3)	—	26,452

Net increase in net assets resulting from operations	77,545,467	1,509,931,416

Distributions From:
Net investment income	(73,035,954)	(1,503,945,151)
Net realized gain on investments	(5,717,841)	—

Total distributions	(78,753,795)	(1,503,945,151)

From Fund Share Transactions (at constant $1.00 per share):
Proceeds from shares sold	46,187,088,144	376,102,814,185
Cost of redemptions	(49,536,094,789)	(408,916,694,113)

Net decrease in net assets from Fund share transactions	(3,349,006,645)	(32,813,879,928)

Net decrease in net assets	(3,350,214,973)	(32,807,893,663)

Net Assets:
Beginning of period	15,963,003,735	48,770,897,398

End of period	$12,612,788,762	$15,963,003,735

Undistributed net investment income	$—	$—

The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS

	Six Months Ended
	June 30, 2009		For Years Ended December 31,
	(Unaudited)		2008		2007	2006	2005		2004
Per Share Operating Performance:

Net asset value, beginning of period	$1.0000		$1.0000		$1.0000	$1.0000	$1.0000		$1.0000

Net investment income	0.0056		0.0297		0.0524	0.0501	0.0323		0.0137
Net realized gain on investments	0.0005		—		—	—	—		—

Total from investment operations	0.0061		0.0297		0.0524	0.0501	0.0323		0.0137

Distributions from:
Net investment income	(0.0056)		(0.0297)		(0.0524)	(0.0501)	(0.0323)		(0.0137)
Net realized gain on investments	(0.0005)		—		—	—	—		(0.0000	) (c)

Total distributions	(0.0061)		(0.0297)		(0.0524)	(0.0501)	(0.0323)		(0.0137)

Net increase from investment operations	0.0000		0.0000		0.0000	0.0000	0.0000		0.0000

Net asset value, end of period	$1.0000		$1.0000		$1.0000	$1.0000	$1.0000		$1.0000

Total Investment Return (a)	0.61%		3.01	% (e)	5.36%	5.12%	3.28	% (d)	1.38	% (d)

Ratios and Supplemental Data:
Ratio of net expenses to average net assets	0.04	% (f)	0.03%		0.04%	0.05%	0.05	% (b)	0.04	% (b)
Ratio of net investment income to average net assets	1.15	% (f)	3.02%		5.24%	5.03%	3.24%		1.36%
Net assets, end of period (in millions)	$12,613		$15,963		$48,771	$54,799	$41,537		$47,904

(a)	Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Amounts for periods less than one year have not been annualized.

(b)	This reflects the impact of a voluntary fee waiver by SSgA FM and State Street during the years ended December 31, 2005 and December 31, 2004. If SSgA FM and State Street had not undertaken this waiver, then the ratio of expenses to average net assets would have been 0.05% for the year ended December 31, 2005 and 0.05% for the year ended December 31, 2004. For the year ending December 31, 2005, the impact of the waiver was less than 0.01%.

(c)	Less than $0.00005 per share.

(d)	Total investment return would have been lower had SSgA FM and State Street not waived fees.

(e)	Total investment return would have been lower had State Street not reimbursed the fund. The impact of the reimbursement has less than a $0.00005 impact to the fund’s per share operating performance. (See Note 3)

(f)	Annualized.
The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2009 (Unaudited)
1. Organization and Fund Description
State Street Navigator Securities Lending Trust (the “Trust”) was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. The Trust has established four series of shares of beneficial interest representing interests in four separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio, State Street Navigator PSF Portfolio, and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio and State Street Navigator PSF Portfolio have commenced operations. Information presented in these financial statements pertains only to the State Street Navigator Securities Lending Prime Portfolio (the “Fund”). The PSF Portfolio was opened to certain investors on July 13, 2009. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program (“GSLP”) maintained by State Street Bank and Trust Company (“State Street”). Investments in the Fund will increase or decrease in direct correlation with overall participation in the GSLP. The Fund’s objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund:
Security Valuation: As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.
Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities may consist of (i) United States Government securities, or (ii) other securities that are non-traditional, such as investment and non-investment grade corporate debt and equity securities of U.S. issuers (“Non-traditional Repurchase Agreement”). SSgA Funds Management, Inc. (“SSgA FM”), a subsidiary of State Street Corporation and an affiliate of State Street, is responsible for ensuring that each Non-traditional Repurchase Agreement constitutes an eligible security for purposes of Rule 2a-7 of the 1940 Act. Repurchase agreements are fully collateralized at all times. Collateral for certain tri-party repurchase agreements is held at a custodian in a segregated account for the benefit of the Fund and the counterparty. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund typically enters into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA FM. However, the Fund may invest up to ten percent of its net assets in repurchase agreements maturing in more than seven days.
Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet a more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as the Fund’s last NAV calculation in the first required

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2009 (Unaudited)
financial statement reporting period. At this time, SSgA FM has evaluated the implication of FIN 48 and there is no impact to the Fund’s financial statements.
At June 30, 2009, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 were as follows:
Distributions Paid From:

Ordinary Income
2008	2007
$1,503,945,151	$2,978,275,079

		Unrealized
Undistributed	Undistributed	Appreciation	Loss Carryforwards
Ordinary Income	Long-Term Gain	(Depreciation)	and Deferrals	Total
$5,717,841	$—	$—	$—	$5,717,841
As of December 31, 2008, the components of distributable earnings (accumulated losses) on a U.S. Federal income tax basis were as follows:
To the extent the Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. During the year ended December 31, 2008, the Fund utilized capital loss carryforwards of $268,424.
Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Indemnifications: The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. However, the Trust expects the risk of losses or liabilities to be remote.
3. Fees, Compensation Paid and Transactions with Affiliates
SSgA FM serves as the Fund’s investment adviser and State Street serves as the administrator, custodian and transfer agent.
Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets.
Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to 0.0075% of the Fund’s average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual custody and accounting fee to State Street equal to 0.0035% of the Fund’s average daily net assets.
Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to 0.0015% of the Fund’s average daily net assets.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2009 (Unaudited)
Contribution from Affiliate: On December 11, 2008, State Street reimbursed the fund $26,452 due to a record keeping error.
4. Trustees’ Fees
The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $4,000 for in-person attendance at board and committee meetings and $1,000 for meetings held telephonically. The Trust also pays each trustee an annual retainer of $24,000, other than the Chairman who receives an annual retainer of $26,500.
Each trustee is also reimbursed for out-of-pocket and travel expenses related to attendance of such meetings.
5. Beneficial Interest
At June 30, 2009, three mutual fund complexes each owned over 5% of the Fund’s outstanding shares, amounting to 58.84% of total shares, of which 33.79% represents funds advised by or affiliated with SSgA FM. A redemption by one or more of the Fund’s shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund’s future liquidity and investment operations.
6. Subsequent Events
In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 “Subsequent Events,” adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund’s financial statements through August 20, 2009. Management has determined that there are no material events that would require disclosure in the Fund’s financial statement through this date.
Proxy Voting Policies and Procedures
Information regarding the Fund’s proxy voting policies and procedures, as well as information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended December 31 is available without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 1-877-521-4083 (toll-free).

BOARD DELIBERATIONS REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT
     General Background
     SSgA Funds Management, Inc. (“SSgA FM”) serves as the investment adviser to the State Street Navigator Securities Lending Prime Portfolio (the “Fund”) pursuant to an advisory agreement dated May 1, 2001 (“Advisory Agreement”), between SSgA FM and the State Street Navigator Securities Lending Trust (the “Trust”). Under the Advisory Agreement, SSgA FM directs the Fund’s investments in accordance with its investment objectives, policies and limitations. Under the terms of the Advisory Agreement, the Fund pays an advisory fee to SSgA FM at an annual rate of 0.0175% of the Fund’s average daily net assets. The Board of Trustees (the “Board”) is legally required to review and reapprove the Advisory Agreement once a year. Throughout the year, the Board considers a wide variety of materials and information about the Fund, including, for example, the Fund’s investment performance, adherence to stated investment objectives and strategies, assets under management, expenses, regulatory compliance and management. The Board periodically meets with SSgA FM’s portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board received in preparation for the meeting described below.
     Approval Process
     The Board, which consists entirely of trustees who are not “interested persons” of the Trust or SSgA FM under Section 2(a)(19) of the 1940 Act, unanimously approved the Advisory Agreement at a meeting held on February 11, 2009 at which they were all present in person (the “Meeting”). In determining whether it was appropriate to approve the Advisory Agreement, the Board requested information, provided by an independent consultant and by SSgA FM, that it believed to be reasonably necessary to reach its conclusion. At the Meeting, the Board discussed issues pertaining to the proposed reapproval of the Advisory Agreement with representatives from SSgA FM and independent legal counsel. Prior to the Meeting, the Board had held an executive session with independent counsel to discuss the approval of the Advisory Agreement, as well as other related-party agreements. During the executive session, the Board discussed the following: (1) the nature, extent, and quality of services to be provided by SSgA FM under the Advisory Agreement; (2) the investment performance of the Fund and SSgA FM; (3) the cost of the services to be provided and profits to be realized by SSgA FM and its affiliates from the relationship with the Trust; (4) the extent to which economies of scale would be realized as the assets of the Fund grow; and (5) whether fee levels reflect these economies of scale for the benefit of the Fund’s investors. The Board noted that, in connection with evaluating the nature, extent, and quality of services to be provided by SSgA FM, as well as the reasonableness of overall compensation paid by the Trust to SSgA FM, they considered (a) the requirements of the Trust for the services provided by SSgA FM; (b) the profitability of SSgA FM with respect to the management of the Trust; (c) the capabilities and financial condition of SSgA FM; (d) the historical relationship between the Trust and SSgA FM; and (e) any “fall-out” financial benefits that SSgA FM or any of its affiliates may receive.
     To support its deliberations at the Meeting, the Board requested and received the following materials: (1) a comprehensive memorandum from independent counsel discussing the factors the Board should consider in approving the Advisory Agreement; (2) a report from SSgA

FM describing its key personnel, investment process, research department, compliance program and SSgA FM’s securities portfolio execution process; (3) a report of SSgA FM’s profitability of providing advisory services to the Fund for the years 2006, 2007 and 2008; (4) SSgA FM’s updated registration under the Investment Advisers Act of 1940 on Form ADV; and (5) data from a nationally recognized mutual fund consulting firm, Lipper, Inc. (“Lipper”), comparing the Fund’s performance, advisory fees and total expense ratio to other funds, selected exclusively by Lipper, with similar investment objectives and of similar asset size. The Board through its independent counsel engaged Lipper for these services and received and discussed the results with Lipper personnel. In order to assure Lipper’s independence in preparing the data and peer group comparisons requested by the Board, under the terms of its engagement by the Board Lipper personnel were proscribed from communicating with SSgA FM personnel regarding the subject matter of the engagement.
     In reaching their determinations relating to the reapproval of the Advisory Agreement, the Board considered, among others, the following factors.
     The Nature, Extent, and Quality of Services to be provided by SSgA FM under the Advisory Agreement
     The Board reviewed the terms of the Advisory Agreement and reviewed the Fund’s fees and expenses compared to other funds with similar investment objectives and of similar asset size. The Board recognized Trust management’s position that, as the Trust is a private placement investment vehicle consisting of one very large portfolio that is used as a securities lending collateral pool, the Trust does not have any direct competitors.
     The Board considered SSgA FM’s qualifications and experience with the Trust. In considering the nature, extent and quality of the services provided by SSgA FM, the Board relied on their prior experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board noted that, under the Advisory Agreement, SSgA FM is responsible for managing the investment operations of the Fund in accordance with the Fund’s investment objective and policies, applicable legal and regulatory requirements, and the instructions of the Board, for providing necessary and appropriate reports and information to the Board, for maintaining all necessary books and records pertaining to the Fund’s securities transactions, and for furnishing the Fund with the assistance, cooperation, and information necessary for the Fund to meet various legal requirements regarding registration and reporting. The Board also noted the distinctive nature of the Fund as a privately placed investment vehicle that is used as a securities lending collateral pool and the experience and expertise appropriate for an adviser to such a fund. The Board reviewed the background and experience of SSgA FM’s senior management, including those individuals responsible for the investment and compliance operations of the Fund. The Board also considered the resources, operational structures and practices of SSgA FM in managing the Fund, in monitoring and securing the Fund’s compliance with its investment objective and policies and with applicable laws and regulations, and in seeking best execution of Fund transactions. The Board also considered information about SSgA FM’s overall investment management business, noting that SSgA FM serves as an investment adviser across a broad spectrum of asset classes and had approximately $16 billion in assets under management as of December 31, 2008. Drawing upon the materials provided and their general knowledge of the business of SSgA FM and its affiliate, State Street Global Advisors, with which SSgA FM shares all of its senior personnel, the Board determined that SSgA FM and its affiliates continue to have the experience and resources necessary to manage the Fund. On the basis of this review, the Board concluded that the nature and extent of the services provided by SSgA FM to the Trust were appropriate, had been of uniformly high quality, and could be expected to remain so.

     The Investment Performance of the Trust and SSgA FM
     In evaluating the investment performance of the Trust and SSgA FM, the Board relied upon information provided at the Meeting and upon reports provided to the Board by SSgA FM throughout the preceding year. The Board reviewed the performance of the Fund against a Lipper-generated peer group, consisting of sixteen other institutional money market funds with assets ranging from approximately $10 billion to approximately $65 billion (the “Lipper Peer Group”), and the Lipper universe, consisting of all institutional money market funds regardless of asset size or primary channel of distribution (the “Lipper Universe”), and determined that the Fund had consistently outperformed both the average and median of the Lipper Peer Group and the Lipper Universe over the past one-, three- and five-year periods and since the Fund’s inception. The Board noted that the Fund ranked first in performance against its Lipper Peer Group for three- and five- year periods and third against its Lipper peer group in performance over a one-year period. The Board also noted that the Fund ranked in the first quartile for all institutional money market funds over one-, three- and five-year periods. On the basis of this review, the Board concluded that the Fund’s performance has been exceptional when compared to the Lipper Peer Group and the Lipper Universe.
     The Cost of the Services to be provided and Profits to be Realized by SSgA FM and its Affiliates from the Relationship with the Trust
     The Board reviewed an expense comparison report prepared by Lipper. The report compared the advisory management fees and other expenses as a percentage of net assets for the Fund versus the Lipper Peer Group. The Board noted that both the contractual and actual management fees and the total expense ratios of the Fund were lowest of the Lipper Peer Group. The Board concluded that the management fees and total expenses of the Fund are reasonable. The Board considered the profitability of the advisory arrangement with the Fund to SSgA FM and of the Trust’s relationship with SSgA FM’s affiliate, State Street Bank and Trust Company (“State Street”), in its role as administrator, transfer agent and custodian for the Trust. The Board had been provided with data on the Fund’s profitability to SSgA FM for the years 2006, 2007 and 2008 and aggregated data on the profitability to State Street for serving as custodian, transfer agent and administrator of the Fund in 2008. The Board also received data on the combined profitability of SSgA FM and State Street from serving as the custodian, transfer agent and administrator for the Fund as of September 30, 2008. The Board discussed with representatives of SSgA FM and State Street the methodologies used in computing the costs that formed the basis of the profitability calculations. Concluding that these methodologies were reasonable, and after extensive discussion and analysis the Board determined that, to the extent that SSgA FM’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability for 2008 was in no case such as to render the advisory fee excessive.
     The Extent to Which Economies of Scale Would Be Realized as the Trust Grows and Whether Fee Levels Reflect These Economies of Scale for the Benefit of the Trust’s Investors
     The Board considered certain limiting factors with respect to additional economies of scale to be realized by SSgA FM as assets grow, including the increased number of the Fund’s portfolio holdings, the increase in the portfolio management and support infrastructure at SSgA FM, and the expansion of the securities monitored and reviewed for potential investment and credit-worthiness. The Board considered that SSgA FM and the Board had previously discussed the propriety of instituting breakpoints in the Fund’s management fee but that SSgA FM had noted that its fee is already less than any known fee charged by a competitor to advise a money market fund approaching the size of the Fund. The Board concluded that the Fund’s advisory fee and low total expense ratio reflect an equitable sharing of the economies of scale being realized as Fund assets grow.
     Approval
     The Board carefully evaluated the materials and information provided at the Meeting and throughout the year and was advised by independent legal counsel with respect to its deliberations. In approving the Advisory Agreement, the Board did not identify any single factor as controlling. Based on the Board’s evaluation of all the factors that it deemed relevant, the Board concluded that: SSgA FM demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; the performance of the Fund is exceptional in relation to the performance of funds with similar investment objectives; and the proposed advisory fee rate is fair and reasonable, given the scope and quality of the services to be rendered by SSgA FM.

Trustees	Investment Adviser
Michael A. Jessee	SSgA Funds Management, Inc.
George J. Sullivan Jr.	State Street Financial Center
Peter Tufano	One Lincoln Street
Peter Economou	Boston, MA 02111

Independent Accountants	Legal Counsel
PricewaterhouseCoopers LLP	GoodwinProcter LLP
125 High Street	53 State Street
Boston, MA 02110	Exchange Place
Boston, MA 02109
Custodian and Transfer Agent
State Street Bank and Trust Company
2 Avenue de Lafayette
Boston, MA 02111
Administrator
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, MO 64105
State Street Navigator Securities Lending Trust
c/o State Street Bank and Trust Company
Securities Finance
State Street Financial Center
One Lincoln Street
Boston, MA 02111
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR.
Item 3. Audit Committee Financial Expert.
Disclosure required in Registrant’s annual Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR.
Item 5. Disclosure of Audit Committees for Listed Companies.
Not applicable to the Registrant.
Item 6. Schedule of Investments.
(a)	Schedule of Investments is included as part of the Semi-Annual report in Item 1.

(b)	Not applicable to the Registrant.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable to the Registrant.
Item 11. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.
(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended.
(b) Certifications of principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):	State Street Navigator Securities Lending Trust

By:	/s/ James E. Ross James E. Ross
President

Date:	September 1, 2009

By:	/s/ Gary L. French Gary L. French
Treasurer

Date:	September 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President
(Principal Executive Officer)

Date:	September 1, 2009

By:	/s/ Gary L. French Gary L. French
Treasurer
(Principal Financial Officer)

Date:	September 1, 2009